Other income (Tables)	12 Months Ended
Dec. 31, 2019
Component of Operating Income [Abstract]
Schedule of other income
Other income consisted of the following for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Management fees	$12,445	$14,539	$13,426
Interest and other income	53,794	47,025	81,172
	$66,239	$61,564	$94,598